Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

      March 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Separate Account Eleven for Variable Annuities
File No. 811-21262

Commissioners:

The Annual Reports for the period ended December 31, 2024 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account Eleven for Variable Annuities of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Report for the AB VPS Sustainable Global Thematic Portfolio of AB Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for BNY Mellon Sustainable U.S. Equity Portfolio, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Macquarie VIP Small Cap Value Series of Delaware VIP® Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Report for the DWS Small Mid Cap Value VIP of Deutsche DWS Variable Series II is incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSS, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Report for the Growth Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company

2